Earnings (loss) per share (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022
Loss Earnings Per Share
Net (loss) income attributable to shareholders	$ (1,399)	$ (1,958)	$ 2,113	$ (3,980)
Weighted average number of common shares for purposes of basic EPS	281,835,349	262,712,781	280,038,329	258,805,238
Effect of dilutive stock options, warrants, RSUs and share awards			6,109,446
Weighted average number of common shares for purposes of diluted EPS	281,835,349	262,712,781	286,147,775	258,805,238